PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Property Equipment And Intangible Assets [Abstract]
PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET
4.
PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET

Property, equipment and intangible assets, net, consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Electronic Equipment	7,809,971	9,381,922
Office Equipment	873,192	858,548
Leasehold improvement	1,657,837	1,194,817
Software	1,379,299	1,721,485
Less: accumulated depreciation	(6,525,834)	(8,976,373)
Property and equipment, net	5,194,465	4,180,399
Licenses	10,004,563	10,004,563
Trademark	115,140	111,995
Trading right	128,026	128,259
Others	1,057,434	1,016,091
Less: accumulated amortization	(70,085)	(82,779)
Intangible assets, net	11,235,078	11,178,129
Total	16,429,543	15,358,528

Depreciation expenses for the years ended December 31, 2022, 2023 and 2024 were US$2,733,684, US$2,823,534 and US$2,609,682, respectively.

Amortization expenses for the years ended December 31, 2022, 2023 and 2024 were US$15,460, US$15,018 and US$14,608, respectively.

The estimated amortization expenses for the above intangible assets for future years are as follows:

Years ending December 31,	Amortization for Intangible Assets
US$
2025	14,608
2026	14,608
2027	—
2028	—
2029	—
Total	29,216